Other Financial Liabilities - Summary of Bank Loans by Currency Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 25,599,392	$ 106,783,566
Non-current, Maturity	210,558,388	21,315,003
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 21,315,003
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	41,910,312
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	41,944,576
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 126,703,500
Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.49%	6.49%
Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 25,599,392	$ 106,783,566
Non-current, Maturity	210,558,388	21,315,003
Bank Loans [Member] | One to Three Month [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3	4
Bank Loans [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	25,599,389	106,783,562
Bank Loans [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 21,315,003
Bank Loans [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 126,703,500
Secured Bank Loans [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.50%	1.77%
Nominal Interest Rate	1.50%	1.77%
Current, Maturity	$ 25,389,270	$ 106,783,562
Non-current, Maturity		21,315,003
Secured Bank Loans [Member] | Chile [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 25,389,270	106,783,562
Secured Bank Loans [Member] | Chile [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 21,315,003
Unsecured bank loans [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.11%
Nominal Interest Rate	1.02%
Current, Maturity	$ 210,119
Non-current, Maturity	$ 210,558,388
Unsecured bank loans [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Current, Maturity	$ 3	$ 4
Unsecured bank loans [Member] | Chile [Member] | One to Three Month [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3	$ 4
Unsecured bank loans [Member] | Chile [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	210,119
Unsecured bank loans [Member] | Chile [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 126,703,500